10Q GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 16,898,471	$ 16,777,532	$ 17,226,828
Other intangible assets:	9,794,710	9,706,049	9,924,511
Less accumulated amortization:	5,400,419	5,178,667	4,698,884
Other intangible assets, net	4,394,291	4,527,382	5,225,627
Customer-related intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	5,158,640	5,115,719	5,410,691
Less accumulated amortization:	3,007,867	2,885,615	2,647,535
Acquired technologies
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	1,943,359	1,935,461	1,889,315
Less accumulated amortization:	1,524,584	1,472,833	1,373,906
Contract-based intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	2,224,265	2,186,714	2,130,186
Less accumulated amortization:	452,926	407,453	287,309
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Other intangible assets:	468,446	468,155	494,319
Less accumulated amortization:	$ 415,042	$ 412,766	$ 390,134